UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Capital & Income Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	8	A complete list of the fund’s investments
		with their market values.

Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	32	Notes to the financial statements.

Report of Independent	38
Registered Public
Accounting Firm

Board Approval of	39
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,046.50	$3.97
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.32	$3.92

* Expenses are equal to the Fund’s annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5 Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Motors Acceptance Corp	2.6	0.0
SunGard Data Systems, Inc.	2.4	0.0
Qwest Corp.	2.4	2.1
CSC Holdings, Inc.	2.0	2.0
Telewest Global, Inc.	1.8	1.6
	11.2
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Telecommunications	13.5	14.0
Cable TV	11.8	10.3
Technology	8.7	6.7
Energy	8.4	6.8
Automotive	5.1	2.1

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments October 31, 2005
Showing Percentage of Net Assets

Corporate Bonds 75.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Convertible Bonds 0.8%
Diversified Media – 0.2%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75%
2/15/30	$22,930	$12,755
Technology – 0.2%
Atmel Corp. 0% 5/23/21	20,230	9,470
ON Semiconductor Corp. 0% 4/15/24	840	621
		10,091
Telecommunications – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (i)	19,120	19,502

TOTAL CONVERTIBLE BONDS		42,348
Nonconvertible Bonds – 74.2%
Aerospace – 0.5%
L 3 Communications Corp. 6.375% 10/15/15 (g)	17,590	17,370
Orbimage Holdings, Inc. 13.15% 7/1/12 (g)(h)	8,010	8,511
		25,881
Air Transportation – 1.0%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	10,201	6,682
7.379% 11/23/17	5,074	3,272
AMR Corp.:
9% 9/15/16	2,865	2,006
10.2% 3/15/20	2,750	1,540
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	332	292
8.312% 10/2/12	1,654	1,373
8.388% 5/1/22	4,645	3,856
9.798% 4/1/21	12,326	12,111
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,000	1,936
7.711% 9/18/11	3,690	2,804
7.92% 5/18/12	14,780	11,528
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,017	925
7.248% 7/2/14	793	103
7.626% 4/1/10	1,325	782
7.691% 4/1/17	1,192	894
7.95% 9/1/16	984	787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Air Transportation – continued
Northwest Airlines, Inc. pass thru trust certificates: -
continued
8.304% 9/1/10	$3,149	$2,298
9.179% 10/1/11	4,487	696
		53,885
Automotive 4.4%
Affinia Group, Inc. 9% 11/30/14	21,285	15,964
Altra Industrial Motion, Inc. 9% 12/1/11 (g)	4,560	4,423
Delco Remy International, Inc.:
9.375% 4/15/12	2,475	1,064
11% 5/1/09	6,280	3,077
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	38,374
6.875% 9/15/11	21,825	21,162
6.875% 8/28/12	11,100	10,693
8% 11/1/31	64,515	66,601
Goodyear Tire & Rubber Co. 9% 7/1/15 (g)	23,415	22,478
Intermet Corp. 9.75% 6/15/09 (d)	10,275	3,494
Navistar International Corp. 7.5% 6/15/11	3,250	3,055
Tenneco, Inc. 8.625% 11/15/14	5,280	4,976
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	9,073
11% 2/15/13	6,786	7,566
Visteon Corp. 7% 3/10/14	23,755	19,835
		231,835
Broadcasting – 1.3%
Entercom Radio LLC/Entercom Capital, Inc. 7.625%
3/1/14	10,138	10,391
Radio One, Inc.:
6.375% 2/15/13 (g)	4,330	4,211
8.875% 7/1/11	9,550	10,051
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	15,770	16,637
10.375% 9/1/14 (g)	27,135	29,577
		70,867
Building Materials – 2.0%
FIMEP SA 10.5% 2/15/13	3,625	4,096
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (g)(h)	17,150	16,893

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Building Materials – continued
Goodman Global Holdings, Inc.: – continued
7.875% 12/15/12 (g)	$30,430	$28,756
Jacuzzi Brands, Inc. 9.625% 7/1/10	27,395	28,765
Maax Holdings, Inc. 0% 12/15/12 (e)	20,770	8,516
NTK Holdings, Inc. 0% 3/1/14 (e)	27,100	16,260
Texas Industries, Inc. 7.25% 7/15/13 (g)	2,880	2,981
		106,267
Cable TV 7.2%
Cablevision Systems Corp. 8% 4/15/12	45,400	43,130
CCH I Holdings LLC/CCH I Capital Corp.:
0% 5/15/14 (e)(g)	6,755	4,323
0% 1/15/15 (e)(g)	5,000	2,850
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (g)	30,228	27,205
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	6,000	5,775
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (g)	11,150	11,150
CSC Holdings, Inc.:
6.75% 4/15/12 (g)	20,160	19,303
7.625% 4/1/11	6,460	6,492
7.625% 7/15/18	56,623	54,075
7.875% 12/15/07	1,000	1,025
7.875% 2/15/18	28,885	27,657
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375%
6/15/15	5,965	5,853
EchoStar DBS Corp.:
6.375% 10/1/11	15,465	15,059
6.625% 10/1/14	34,270	33,372
iesy Repository GmbH 10.375% 2/15/15 (g)	11,490	11,892
NTL Cable PLC 8.75% 4/15/14	47,580	49,959
Rogers Cable, Inc.:
5.5% 3/15/14	3,130	2,872
6.25% 6/15/13	6,405	6,197
6.75% 3/15/15	3,740	3,721
Telenet Group Holding NV 0% 6/15/14 (e)(g)	56,750	44,833
Videotron Ltee 6.875% 1/15/14	3,630	3,684
		380,427
Capital Goods 0.8%
Blount, Inc. 8.875% 8/1/12	6,070	6,343

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Capital Goods – continued
Chart Industries, Inc. 9.125% 10/15/15 (g)	$4,970	$4,933
Hexcel Corp. 6.75% 2/1/15	10,710	10,576
Polypore, Inc. 0% 10/1/12 (e)	22,155	11,299
Polypore, Inc. 8.75% 5/15/12	7,915	6,807
		39,958
Chemicals – 2.6%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	29,691
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	6,685	4,713
Series B, 0% 10/1/14 (e)	32,875	22,848
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	5,760	6,250
Huntsman Advanced Materials LLC:
11% 7/15/10	7,000	7,788
11.83% 7/15/08 (h)	2,237	2,343
Huntsman ICI Chemicals LLC 10.125% 7/1/09	12,086	12,449
Huntsman LLC:
11.4% 7/15/11 (h)	3,180	3,371
11.625% 10/15/10	2,465	2,835
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,906
Millennium America, Inc. 9.25% 6/15/08	6,270	6,725
Phibro Animal Health Corp. 13% 12/1/07 unit	10,457	10,980
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,205	9,695
Resolution Performance Products LLC/RPP Capital Corp.
9.5% 4/15/10	3,220	3,236
Solutia, Inc.:
6.72% 10/15/37 (d)	5,610	3,843
7.375% 10/15/27 (d)	3,335	2,284
		135,957
Consumer Products – 0.7%
AAC Group Holding Corp. 0% 10/1/12 (e)	11,590	8,345
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	646
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,783
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,480
Jostens Holding Corp. 0% 12/1/13 (e)	3,255	2,360
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	15,460	11,982

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Consumer Products – continued
Riddell Bell Holdings, Inc. 8.375% 10/1/12	$3,450	$3,295
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25%
8/15/10	6,925	7,470
		39,361
Containers – 1.5%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,641
BWAY Corp. 10% 10/15/10	9,210	9,486
Constar International, Inc. 11% 12/1/12	9,360	5,288
Crown Cork & Seal Finance PLC yankee 7% 12/15/06 .	3,815	3,853
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,346
7.5% 12/15/96	4,780	3,920
8% 4/15/23	6,295	6,043
Crown European Holdings SA:
9.5% 3/1/11	12,310	13,541
10.875% 3/1/13	7,420	8,737
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	3,904
7.75% 5/15/11	3,150	3,252
8.25% 5/15/13	10,790	11,006
Tekni-Plex, Inc. 10.875% 8/15/12 (g)	4,620	4,920
		78,937
Diversified Financial Services – 1.1%
E*TRADE Financial Corp. 7.375% 9/15/13 (g)	5,420	5,339
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	2,035	2,165
Residential Capital Corp.:
6.375% 6/30/10 (g)	32,770	33,286
6.875% 6/30/15 (g)	17,905	18,851
		59,641
Diversified Media – 1.1%
CanWest Media, Inc. 8% 9/15/12	4,040	4,293
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	7,695
Liberty Media Corp.:
5.7% 5/15/13	25,030	22,590
8.5% 7/15/29	25,045	23,879
		58,457
Electric Utilities – 1.2%
AES Gener SA 7.5% 3/25/14	14,980	14,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Electric Utilities – continued
Aquila, Inc. 14.875% 7/1/12	$7,225	$9,682
Chivor SA E.S.P. 9.75% 12/30/14 (g)	11,230	12,128
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	7,510	7,773
TECO Energy, Inc. 6.75% 5/1/15	4,880	5,014
Tenaska Alabama Partners LP 7% 6/30/21 (g)	5,561	5,645
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (g)	3,030	3,250
Utilicorp United, Inc. 9.95% 2/1/11 (h)	3,505	3,856
		62,328
Energy – 6.6%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	9,457
Chesapeake Energy Corp.:
6.5% 8/15/17 (g)	15,090	14,864
7.5% 9/15/13	2,000	2,108
Colorado Interstate Gas Co. 6.8% 11/15/15 (g)	22,370	22,482
El Paso Corp. 7.625% 8/16/07	5,900	5,989
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,609
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,049
Enron Corp.:
6.4% 7/15/06 (d)	3,270	1,202
6.625% 11/15/05 (d)	13,290	4,884
6.725% 11/17/08 (d)	4,095	1,515
6.75% 8/1/09 (d)	3,320	1,220
6.875% 10/15/07 (d)	8,050	2,958
6.95% 7/15/28 (d)	7,270	2,690
7.125% 5/15/07 (d)	1,390	511
7.375% 5/15/19 (d)	8,400	3,066
7.875% 6/15/03 (d)	1,390	511
8.375% 5/23/05 (d)	15,020	5,569
9.125% 4/1/03 (d)	285	105
9.875% 6/15/03 (d)	1,268	466
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,478
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,451
InterNorth, Inc. 9.625% 3/15/06 (d)	5,575	2,049
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (g)	2,465	2,360
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,638
Ocean Rig Norway AS 8.375% 7/1/13 (g)	4,730	5,085
Plains Exploration & Production Co. 8.75% 7/1/12	5,620	5,999

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Energy – continued
Pogo Producing Co. 6.875% 10/1/17 (g)	$18,560	$18,374
Range Resources Corp. 7.375% 7/15/13	5,530	5,751
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	35,286
8% 3/1/32	20,945	22,280
8.875% 3/15/10	4,000	4,260
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (g)	5,140	5,217
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,479
7.5% 4/1/17	6,635	6,942
7.625% 4/1/37	7,450	7,602
8.375% 6/15/32	6,100	6,725
The Coastal Corp.:
6.375% 2/1/09	11,027	10,696
7.75% 6/15/10	1,410	1,424
10.75% 10/1/10	1,230	1,353
Venoco, Inc. 8.75% 12/15/11	6,840	6,943
Williams Companies, Inc.:
6.375% 10/1/10 (g)	18,640	18,454
7.625% 7/15/19	26,825	28,435
7.875% 9/1/21	15,505	16,629
8.75% 3/15/32	7,885	9,107
		348,272
Entertainment/Film 0.2%
IMAX Corp. 9.625% 12/1/10	11,340	12,134
Environmental – 0.3%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	392
7.4% 9/15/35	15,066	13,032
		13,424
Food and Drug Retail – 0.4%
Ahold Finance USA, Inc. 8.25% 7/15/10	11,980	12,849
Ahold Lease Series 2001 A1 pass thru trust certificates
7.82% 1/2/20	5,125	5,432
		18,281
Food/Beverage/Tobacco – 0.6%
Doane Pet Care Co.:
10.625% 11/15/15 (g)	6,390	6,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Food/Beverage/Tobacco – continued
Doane Pet Care Co.: – continued
10.75% 3/1/10	$7,500	$8,119
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,396
Michael Foods, Inc. 8% 11/15/13	2,690	2,751
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	8,690	8,907
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)	4,370	4,589
		33,232
Gaming – 2.6%
Kerzner International Ltd. 6.75% 10/1/15 (g)	18,620	17,736
Mandalay Resort Group 6.5% 7/31/09	16,415	16,415
MGM MIRAGE:
6% 10/1/09	5,030	4,942
6.625% 7/15/15 (g)	25,100	24,284
6.625% 7/15/15 (g)	15,550	15,025
6.75% 9/1/12	6,315	6,268
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,760
Penn National Gaming, Inc.:
6.75% 3/1/15	7,810	7,615
8.875% 3/15/10	1,320	1,386
Scientific Games Corp. 6.25% 12/15/12	3,050	3,042
Station Casinos, Inc.:
6% 4/1/12	8,320	8,216
6.5% 2/1/14	10,140	10,153
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)	5,570	3,955
9% 1/15/12 (g)	3,260	3,407
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (g)	4,068	4,373
		136,577
Healthcare 2.8%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,550
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,153
Beverly Enterprises, Inc. 7.875% 6/15/14	5,180	5,633
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,965
CDRV Investors, Inc. 0% 1/1/15 (e)	16,875	9,366
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	6,626
HCA, Inc. 5.75% 3/15/14	5,000	4,719
National Nephrology Associates, Inc. 9% 11/1/11 (g) .	3,240	3,580
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,088

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Healthcare continued
Senior Housing Properties Trust 7.875% 4/15/15	$17,390	$18,303
Triad Hospitals, Inc. 7% 11/15/13	13,090	13,074
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,710
Vanguard Health Holding Co. I 0% 10/1/15 (e)	1,770	1,221
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,550	32,812
VWR International, Inc.:
6.875% 4/15/12	620	598
8% 4/15/14	1,740	1,683
		146,081
Homebuilding/Real Estate – 2.1%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (g)	12,240	11,842
8.125% 6/1/12	12,730	12,985
BF Saul REIT 7.5% 3/1/14	12,505	12,880
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	7,000	7,420
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,718
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	3,440	3,234
6.25% 1/15/15	15,380	13,804
7.75% 5/15/13	16,035	15,875
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,014
Standard Pacific Corp.:
7.75% 3/15/13	10,920	10,429
9.25% 4/15/12	4,370	4,523
Technical Olympic USA, Inc. 7.5% 1/15/15	9,310	7,681
		110,405
Hotels 0.7%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,372
8% 11/15/13	8,460	8,798
ITT Corp.:
6.75% 11/15/05	2,000	2,000
7.375% 11/15/15	20,000	21,225
		38,395
Leisure – 0.8%
Town Sports International Holdings, Inc. 0% 2/1/14 (e) .	30,445	20,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Leisure – continued
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	$8,135	$9,121
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,472
		42,839
Metals/Mining – 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,333
Compass Minerals International, Inc. 0% 12/15/12 (e) .	18,715	16,703
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,864
10.125% 2/1/10	7,000	7,718
Massey Energy Co. 6.625% 11/15/10	10,700	10,914
		56,532
Paper 1.4%
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	8,250
7.75% 11/15/29	9,000	9,248
8% 1/15/24	24,710	26,316
8.125% 5/15/11	2,500	2,713
8.875% 5/15/31	5,250	6,038
9.375% 2/1/13	1,000	1,105
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,499
NewPage Corp.:
9.9431% 5/1/12 (h)	8,670	7,976
12% 5/1/13	9,420	7,913
		72,058
Publishing/Printing – 2.0%
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	5,750
Haights Cross Operating Co. 11.75% 8/15/11	13,350	14,552
Houghton Mifflin Co.:
0% 10/15/13 (e)	45,280	32,602
8.25% 2/1/11	8,260	8,508
9.875% 2/1/13	24,000	25,440
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,896
The Reader’s Digest Association, Inc. 6.5% 3/1/11	9,085	9,040
		106,788
Railroad 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,904
9.5% 10/1/08	5,910	6,383

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Railroad – continued
TFM SA de CV:
9.375% 5/1/12 (g)	$16,130	$17,420
12.5% 6/15/12	13,955	15,909
yankee 10.25% 6/15/07	750	803
		48,419
Restaurants 0.7%
Carrols Corp. 9% 1/15/13 (g)	3,470	3,418
Domino’s, Inc. 8.25% 7/1/11	4,070	4,212
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	11,417
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	12,460	12,304
Uno Restaurant Corp. 10% 2/15/11 (g)	4,210	3,747
		35,098
Services – 2.8%
Ahern Rentals, Inc. 9.25% 8/15/13 (g)	2,470	2,526
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,379
Ashtead Holdings PLC 8.625% 8/1/15 (g)	5,440	5,603
FTI Consulting, Inc. 7.625% 6/15/13 (g)	3,280	3,354
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	31,418
7.75% 1/15/15	25,205	25,205
8.625% 4/1/13	2,225	2,303
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	23,355	17,049
Mac-Gray Corp. 7.625% 8/15/15 (g)	3,040	3,078
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)	27,730	28,978
Rural/Metro Corp. 9.875% 3/15/15 (g)	7,685	7,800
Williams Scotsman, Inc. 8.5% 10/1/15 (g)	12,390	12,576
		150,269
Shipping – 2.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	3,630	3,957
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,980
General Maritime Corp. 10% 3/15/13	9,420	10,409
Grupo TMM SA de CV 10.5% 8/1/07 (g)	8,289	7,875
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	10,235	8,418
OMI Corp. 7.625% 12/1/13	8,125	8,348
Seabulk International, Inc. 9.5% 8/15/13	17,020	19,127
Ship Finance International Ltd. 8.5% 12/15/13	30,655	29,735
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	7,891
		106,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Corporate Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Nonconvertible Bonds continued
Steels – 1.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		$11,805	$12,838
Edgen Acquisition Corp. 9.875% 2/1/11		6,120	6,120
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11		8,695	9,521
Gerdau SA 8.875% (g)		11,345	11,388
International Steel Group, Inc. 6.5% 4/15/14		24,820	24,448
Ispat Inland ULC 9.75% 4/1/14		5,094	5,782
			70,097
Super Retail – 1.3%
AutoNation, Inc. 9% 8/1/08		12,200	13,054
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		27,720	27,443
10.375% 10/15/15 (g)		31,065	30,366
			70,863
Technology – 6.5%
Celestica, Inc. 7.875% 7/1/11		31,775	31,537
Freescale Semiconductor, Inc. 7.125% 7/15/14		27,745	29,063
Lucent Technologies, Inc.:
6.45% 3/15/29		57,490	49,226
6.5% 1/15/28		13,210	11,229
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11		6,150	5,781
7.12% 12/15/11 (h)		3,090	3,044
New ASAT Finance Ltd. 9.25% 2/1/11		9,655	6,759
Semiconductor Note Participation Trust 0% 8/4/11 (g)	.	3,000	4,800
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (g)(h)		12,970	13,294
9.125% 8/15/13 (g)		24,240	24,846
10.25% 8/15/15 (g)		37,140	36,769
Viasystems, Inc. 10.5% 1/15/11		23,140	22,446
Xerox Capital Trust I 8% 2/1/27		30,530	31,446
Xerox Corp.:
7.2% 4/1/16		4,950	5,198
7.625% 6/15/13		62,845	66,616
			342,054
Telecommunications – 11.3%
American Tower Corp. 7.125% 10/15/12		13,300	13,766

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Telecommunications – continued
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	$27,122	$30,038
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	8,540	8,796
Digicel Ltd. 9.25% 9/1/12 (g)	8,355	8,627
Eschelon Operating Co. 8.375% 3/15/10	4,847	4,508
Inmarsat Finance II PLC 0% 11/15/12 (e)	44,280	36,088
Inmarsat Finance PLC 7.625% 6/30/12	1,744	1,764
Innova S. de R.L. 9.375% 9/19/13	19,890	21,954
Intelsat Ltd.:
6.5% 11/1/13	18,580	13,703
7.625% 4/15/12	22,215	17,661
8.695% 1/15/12 (g)(h)	22,320	22,739
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for
Kyivstar GSM) (g)	4,400	4,378
10.375% 8/17/09 (g)	5,320	5,839
MCI, Inc.:
7.688% 5/1/09	416	431
8.735% 5/1/14 (h)	20,583	22,847
Millicom International Cellular SA 10% 12/1/13	19,800	20,345
Mobifon Holdings BV 12.5% 7/31/10	23,305	27,092
Mobile Telesystems Finance SA 8% 1/28/12 (g)	12,290	12,659
New Skies Satellites BV:
8.5388% 11/1/11 (h)	3,540	3,629
9.125% 11/1/12	2,710	2,751
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,402
6.875% 10/31/13	6,840	7,139
7.375% 8/1/15	75,245	79,597
PanAmSat Holding Corp. 0% 11/1/14 (e)	16,950	11,696
Qwest Corp.:
7.12% 6/15/13 (g)(h)	33,180	35,005
7.875% 9/1/11	14,060	14,693
8.875% 3/15/12	46,075	50,567
Qwest Services Corp.:
13.5% 12/15/10	1,990	2,269
14% 12/15/14	3,963	4,795
Rogers Communications, Inc. 6.995% 12/15/10 (h)	8,170	8,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Telecommunications – continued
U.S. West Communications:
6.875% 9/15/33	$26,355	$23,390
7.125% 11/15/43	1,355	1,152
7.2% 11/10/26	37,955	34,160
7.25% 9/15/25	8,865	8,289
7.25% 10/15/35	6,060	5,469
7.5% 6/15/23	14,935	13,964
8.875% 6/1/31	2,015	2,055
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	8,884
		597,556
Textiles & Apparel – 0.4%
Levi Strauss & Co. 9.75% 1/15/15	18,140	18,253

TOTAL NONCONVERTIBLE BONDS		3,918,168

TOTAL CORPORATE BONDS
(Cost $3,939,082)		3,960,516

Common Stocks 13.5%
	Shares
Air Transportation – 0.1%
US Airways Group, Inc. (a)	129,800	3,203
Automotive 0.3%
TRW Automotive Holdings Corp. (a)	500,000	13,525
Building Materials – 0.0%
Jacuzzi Brands, Inc. (a)	177,900	1,313
Cable TV 4.3%
Cablevision Systems Corp. – NY Group Class A (a)	650,000	16,120
Discovery Holding Co. Class A (a)	125,000	1,761
EchoStar Communications Corp. Class A	1,300,000	34,931
Liberty Global, Inc.:
Class A	62,500	1,548
Class C (a)	62,500	1,483
LodgeNet Entertainment Corp. (a)	735,000	9,555
NTL, Inc. (a)	1,038,393	63,674
NTL, Inc. Class A warrants 1/13/11 (a)	35,177	31
PTV, Inc. (a)	3	0
Telewest Global, Inc. (a)	4,171,009	95,117
		224,220

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Chemicals – 0.7%
Celanese Corp. Class A	2,145,700	$37,850
Sterling Chemicals, Inc. (a)	891	20
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,445	0
		37,870
Containers – 0.4%
Crown Holdings, Inc. (a)	1,350,000	21,897
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	114
		22,011
Diversified Media – 1.0%
Liberty Media Corp. Class A (a)	1,250,000	9,963
News Corp. Class A	877,200	12,500
Rogers Communications, Inc. Class B (non-vtg.)	725,000	28,607
		51,070
Energy – 1.2%
Apache Corp.	340,000	21,702
Chesapeake Energy Corp.	700,000	22,470
Encore Acquisition Co. (a)	525,000	18,013
		62,185
Food and Drug Retail – 0.4%
CVS Corp.	800,000	19,528
Food/Beverage/Tobacco – 0.2%
Centerplate, Inc. unit	1,033,875	11,176
Gaming – 0.7%
Kerzner International Ltd. (a)	340,000	19,839
Mikohn Gaming Corp. warrants 10/14/08 (a)(i)	535,456	1,606
Penn National Gaming, Inc. (a)	600,000	17,730
		39,175
Healthcare 0.5%
DaVita, Inc. (a)	440,800	21,679
Quest Diagnostics, Inc.	150,000	7,007
		28,686
Homebuilding/Real Estate – 0.3%
KB Home	275,000	17,971
Swerdlow Real Estate Group LLC (a)(i)	159,600	24
		17,995
Metals/Mining – 0.1%
Haynes International, Inc. (a)	147,429	3,243
Restaurants 0.0%
Ruth’s Chris Steak House, Inc.	10,300	184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Services – 0.4%
Coinmach Service Corp. unit	1,522,000	$21,019
Shipping – 1.1%
General Maritime Corp. (f)	500,000	18,615
Laidlaw International, Inc.	1,000,000	22,740
OMI Corp.	795,000	14,374
Ship Finance International Ltd. (NY Shares) (f)	140,100	2,668
		58,397
Technology – 0.7%
AMIS Holdings, Inc. (a)	1,353,244	15,075
General Cable Corp. (a)	960,300	15,605
Seagate Technology	550,000	7,970
		38,650
Telecommunications – 1.0%
American Tower Corp. Class A (a)	15,912	380
Broadwing Corp. (a)	13,950	88
Mobile TeleSystems OJSC sponsored ADR (f)	600,000	22,194
New Skies Satellites Holdings Ltd.	449,000	10,098
Sprint Nextel Corp.	855,563	19,943
		52,703
Textiles & Apparel – 0.1%
Arena Brands Holding Corp. Class B (i)	659,302	7,444
TOTAL COMMON STOCKS
(Cost $666,620)		713,597

Preferred Stocks 0.8%

Convertible Preferred Stocks 0.1%
Chemicals – 0.0%
Celanese Corp. 4.25%	30,500	807
Textiles & Apparel – 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	5,850

TOTAL CONVERTIBLE PREFERRED STOCKS		6,657
Nonconvertible Preferred Stocks 0.7%
Broadcasting – 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,909
Cable TV 0.0%
PTV, Inc. Series A, 10.00%	56,261	87

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks continued
Diversified Financial Services – 0.4%
American Annuity Group Capital Trust II 8.875% (a)	18,557	$19,299
Super Retail – 0.1%
GNC Corp. Series A, 12.00%	7,090	5,069

TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,364

TOTAL PREFERRED STOCKS
(Cost $43,761)		43,021

Floating Rate Loans 5.1%
	Principal
	Amount (000s)
Air Transportation – 0.7%
Delta Air Lines, Inc.:
Tranche B, term loan 10.39% 3/16/08 (h)	$1,040	1,076
Tranche C, term loan 12.8983% 3/16/08 (h)	7,320	7,466
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (h)	2,542	2,568
US Airways Group, Inc.:
Tranche 1A, term loan 10.0256% 9/30/10 (h)	14,468	14,613
Tranche 2B, term loan 12.4256% 9/30/08 (h)	13,133	13,462
		39,185
Automotive 0.4%
AM General LLC:
Tranche B1, term loan 8.5898% 11/1/11 (h)	11,655	12,121
Tranche C2, term loan 13.3419% 5/2/12 (h)	6,300	6,678
Goodyear Tire & Rubber Co. Tranche 2, term loan
7.06% 4/30/10 (h)	1,690	1,705
		20,504
Cable TV 0.3%
Hilton Head Communications LP Tranche B, term loan 8%
3/31/08 (h)	6,000	5,910
Olympus Cable Holdings LLC Tranche B, term loan
8.75% 9/30/10 (h)	1,450	1,439
UPC Broadband Holding BV Tranche H2, term loan
6.5544% 9/30/12 (h)	4,650	4,691
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (h)	4,975	5,037
		17,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Capital Goods 0.0%
Chart Industries, Inc. Tranche B, term loan 6.0625%
10/17/12 (h)	$480	$485
Mueller Group, Inc. term loan 6.4013% 10/3/12 (h)	780	789
Walter Industries, Inc. term loan 6.0399% 10/3/12 (h) .	820	828
		2,102
Diversified Financial Services – 0.0%
Newkirk Master LP Tranche B, term loan 5.9912%
8/11/08 (h)	761	771
Energy – 0.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (h)	832	846
Tranche 2, term loan 10.8125% 7/8/13 (h)	9,370	9,651
Tranche B1, term loan 6.5658% 7/8/12 (h)	1,245	1,265
Targa Resources, Inc. / Targa Resources Finance Corp.:
term loan:
6.34% 10/31/07 (h)	12,520	12,520
6.34% 10/31/12 (h)	4,839	4,851
Credit-Linked Deposit 6.4581% 10/31/12 (h)	1,161	1,164
		30,297
Entertainment/Film 0.2%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (h)	9,790	9,863
Environmental – 0.1%
Allied Waste Industries, Inc.:
term loan 6.038% 1/15/12 (h)	2,443	2,455
Tranche A, Credit-Linked Deposit 5.8638%
1/15/12 (h)	923	928
		3,383
Healthcare 0.5%
DaVita, Inc. Tranche B, term loan 4.1762% 10/5/12 (h)	24,289	24,623
Super Retail – 0.2%
Neiman Marcus Group, Inc. term loan 6.475%
4/6/13 (h)	10,510	10,563
Technology – 1.3%
Infor Global Solutions AG:
Tranche 1, term loan 6.963% 4/18/11 (h)	9,580	9,652
Tranche 2, term loan 10.963% 4/18/12 (h)	8,980	9,115
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (h)	49,940	50,252
		69,019

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (h) .	$19,000	$18,953
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.25% 3/21/15 (h)	12,400	12,447
Tranche B, term loan 6.75% 9/21/13 (h)	6,200	6,154
Tranche C, term loan 7.25% 9/21/14 (h)	6,200	6,154
		43,708

TOTAL FLOATING RATE LOANS
(Cost $266,084)		271,095

Money Market Funds 5.3%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	262,445,070	262,445
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	15,252,500	15,253
TOTAL MONEY MARKET FUNDS
(Cost $277,698)		277,698

TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $5,193,245)		5,265,927

NET OTHER ASSETS – 0.3%		16,433
NET ASSETS 100%		$5,282,360

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Includes investment made with cash
collateral received from securities on
loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(f) Security or a portion of the security is on
loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $891,208,000
or 16.9% of net assets.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $34,540,000
or 0.7% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Arena Brands
Holding Corp.	6/18/97 -
Class B	1/12/99	$21,592
Arena Brands
Holding Corp.	6/25/02 -
Series B, 16.00%	10/3/02	$5,850
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$19,120
Mikohn Gaming
Corp. warrants
10/14/08	9/26/03	$—
Swerdlow Real
Estate Group LLC	1/15/99	$7,697
Trivest 1992
Special Fund Ltd.	7/2/92	$—

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.0%
Canada	3.0%
Bermuda	2.0%
United Kingdom	1.8%
Mexico	1.1%
Marshall Islands	1.0%
Others (individually less than 1%) .	6.1%
100.0%

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $548,077,000 of which $436,614,000 and $111,463,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $15,207) (cost $5,193,245) See
accompanying schedule		$5,265,927
Cash		1,919
Receivable for investments sold		31,058
Receivable for fund shares sold		6,362
Dividends receivable		157
Interest receivable		77,587
Other affiliated receivables		34
Other receivables		55
Total assets		5,383,099

Liabilities
Payable for investments purchased	$75,283
Payable for fund shares redeemed	4,355
Distributions payable	2,117
Accrued management fee	2,523
Other affiliated payables	903
Other payables and accrued expenses	305
Collateral on securities loaned, at value	15,253
Total liabilities		100,739

Net Assets		$5,282,360
Net Assets consist of:
Paid in capital		$5,677,388
Undistributed net investment income		43,084
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(510,794)
Net unrealized appreciation (depreciation) on
investments		72,682
Net Assets, for 637,547 shares outstanding		$5,282,360
Net Asset Value, offering price and redemption price per
share ($5,282,360 ÷ 637,547 shares)		$8.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005

Investment Income
Dividends		$7,491
Interest		175,058
Security lending		61
Total income		182,610

Expenses
Management fee	$14,999
Transfer agent fees	4,223
Accounting and security lending fees	573
Independent trustees’ compensation	12
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	54
Registration fees	89
Audit	123
Legal	13
Miscellaneous	177
Total expenses before reductions	20,266
Expense reductions	(120)	20,146

Net investment income		162,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		44,196
Change in net unrealized appreciation (depreciation) on
investment securities		22,106
Net gain (loss)		66,302
Net increase (decrease) in net assets resulting from
operations		$228,766

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31,	April 30,
Amounts in thousands	2005	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$162,464	$305,133
Net realized gain (loss)	44,196	100,176
Change in net unrealized appreciation (depreciation) .	22,106	130
Net increase (decrease) in net assets resulting
from operations	228,766	405,439
Distributions to shareholders from net investment income .	(149,719)	(305,905)
Share transactions
Proceeds from sales of shares	589,250	1,282,381
Reinvestment of distributions	137,421	279,704
Cost of shares redeemed	(513,689)	(970,068)
Net increase (decrease) in net assets resulting from
share transactions	212,982	592,017
Redemption fees	228	530
Total increase (decrease) in net assets	292,257	692,081

Net Assets
Beginning of period	4,990,103	4,298,022
End of period (including undistributed net investment
income of $43,084 and undistributed net investment
income of $30,339, respectively)	$5,282,360	$4,990,103

Other Information
Shares
Sold	70,247	155,454
Issued in reinvestment of distributions	16,365	34,168
Redeemed	(61,375)	(118,564)
Net increase (decrease)	25,237	71,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights

	Six months ended
	October 31,	Years ended April 30,
	2005	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$8.15	$7.94	$7.37	$6.69	$ 7.63	$ 9.14
Income from Investment
Operations
Net investment
incomeD	260	.539I	.584	.562	.554G,H	.781
Net realized and un
realized gain (loss)	.120	.210	.613	.588	(.952)G,H	(1.612)
Total from investment
operations	380	.749	1.197	1.150	(.398)	(.831)
Distributions from net
investment income	(.240)	(.540)	(.630)	(.472)	(.545)	(.686)
Redemption fees added
to paid in capitalD	—F	.001	.003	.002	.003	.007
Net asset value, end of
period	$8.29	$8.15	$7.94	$7.37	$ 6.69	$ 7.63
Total ReturnB,C	4.65%	9.64%	16.60%	18.89%	(5.16)%	(9.37)%
Ratios to Average Net AssetsE
Expenses before ex-
pense reductions	77%A	.78%	.79%	.84%	.81%	.79%
Expenses net of vol-
untary waivers, if
any	77%A	.78%	.79%	.84%	.81%	.79%
Expenses net of all
reductions	76%A	.77%	.78%	.83%	.81%	.78%
Net investment
income	6.16%A	6.61%I	7.41%	9.06%	7.93%G,H	9.32%
Supplemental Data
Net assets, end of pe-
riod (in millions)	$ 5,282	$4,990	$4,298	$3,832	$ 3,035	$ 3,111
Portfolio turnover rate	39%A	59%	113%	125%	125%	82%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FAmount represents less than $.001 per share. GEffective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz ing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $.038 per share with a correspond ing increase to net realized and unrealized (gain) loss per share. The ratio of net investment income to average net assets decreased from 8.48% to 7.93% .
The reclassification has no impact on the net assets of the fund. INet investment income per share includes approximately $.015 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income to average net assets would have been 6.42% .

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Semiannual Report

32

1. Significant Accounting Policies continued Foreign Currency continued

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

33 Semiannual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$270,523
Unrealized depreciation	(191,739)
Net unrealized appreciation (depreciation)	$78,784
Cost for federal income tax purposes	$5,187,143

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to

Semiannual Report

34

2. Operating Policies continued

Repurchase Agreements continued

the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,510,539 and $941,949, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .16% of average net assets.

35 Semiannual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,708 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

Semiannual Report

36

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $52 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $4 and $64, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the fund.

37 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Capital & Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting prin ciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 13, 2005

Semiannual Report

38

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

Semiannual Report

40

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s five year cumulative total return was lower than its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s

Semiannual Report

42

standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% would mean that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

44

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder
Servicing Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CAI-USAN-1205 1.784852.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005